Condensed Consolidated Balance Sheets (Current Period Unaudited) (USD $) In Thousands, unless otherwise specified	Apr. 30, 2012	Oct. 31, 2011
ASSETS
Cash and cash equivalents	$ 207,017	$ 250,740
Consolidated inventory not owned:
Total assets	1,517,943	1,602,180
LIABILITIES AND EQUITY
Total liabilities	1,972,727	2,098,782
Preferred stock, $.01 par value - authorized 100,000 shares; issued 5,600 shares with a liquidation preference of $140,000 at April 30, 2012 and at October 31, 2011	135,299	135,299
Paid in capital - common stock	649,623	591,696
Accumulated deficit	(1,125,969)	(1,109,506)
Treasury stock - at cost	(115,360)	(115,257)
Total Hovnanian Enterprises, Inc. stockholders’ equity deficit	(455,015)	(496,694)
Noncontrolling interest in consolidated joint ventures	231	92
Total equity deficit	(454,784)	(496,602)
Total liabilities and equity	1,517,943	1,602,180
Notes payable:
Senior notes	481,373	802,862
TEU senior subordinated amortizing notes	7,891	13,323
Accrued interest	18,050	21,331
Total notes payable	1,474,470	1,624,101
Income taxes payable	42,935	41,829
Homebuilding [Member] | Nonrecourse Land Mortgages [Member]
LIABILITIES AND EQUITY
Secured debt	28,089	26,121
Homebuilding [Member] | Nonrecourse Mortgages Secured By Operating Properties [Member]
LIABILITIES AND EQUITY
Secured debt	19,269	19,748
Homebuilding [Member]
ASSETS
Cash and cash equivalents	195,158	244,356
Restricted cash	48,249	73,539
Inventories:
Sold and unsold homes and lots under development	690,608	720,149
Land and land options held for future development or sale	228,487	245,529
Consolidated inventory not owned:
Specific performance options		2,434
Model sale leaseback financing programs	27,041
Total consolidated inventory not owned	27,041	2,434
Total inventories	946,136	968,112
Investments in and advances to unconsolidated joint ventures	60,512	57,826
Receivables, deposits, and notes	53,847	52,277
Property, plant, and equipment – net	51,239	53,266
Prepaid expenses and other assets	63,953	67,698
Total assets	1,419,094	1,517,074
LIABILITIES AND EQUITY
Liabilities from inventory not owned	26,695	2,434
Total liabilities	370,664	368,606
Notes payable:
Accounts payable and other liabilities	275,615	303,633
Customers’ deposits	20,996	16,670
Financial Services [Member]
ASSETS
Cash and cash equivalents	11,859	6,384
Restricted cash	8,908	4,079
Mortgage loans held for sale	75,077	72,172
Other assets	3,005	2,471
Consolidated inventory not owned:
Total assets	98,849	85,106
LIABILITIES AND EQUITY
Total liabilities	84,658	64,246
Notes payable:
Accounts payable and other liabilities	20,128	14,517
Mortgage warehouse line of credit	64,530	49,729
Senior Secured Notes [Member]
LIABILITIES AND EQUITY
Secured debt	967,156	786,585
Common Class A [Member]
LIABILITIES AND EQUITY
Common stock	1,238	921
Common Class B [Member]
LIABILITIES AND EQUITY
Common stock	$ 154	$ 153